Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

25       Equity

a) Share capital and treasury shares

As of December 2024, 2023 and 2022, Share capital amounted to USD 163,223.

The movements of treasury shares for the year is as follows:

In December 2021, additional 250,000 shares (equivalent to USD 1,440) were assigned to employees. In December 2023, 2022 and 2021, 50,000, 62,500 and 125,000 of those shares (equivalent to USD 288, USD 360 and USD 720 respectively) assigned during 2021 and fully vested, were delivered to the eligible executives and key employees, while the remaining 12,500 shares have been forfeited during 2022 (Note 30).

In April 2022, USD 500 (equivalent to 89,767 shares) were assigned to employees to be delivered in shares. In May 2022 and April 2023, 26,930 shares were delivered in each installment (equivalent to USD 150 each) while the remaining shares vested in May 2024 and were delivered in August 2024 (Note 30).

25       Equity (Cont.)

a) Share capital and treasury shares (Cont.)

In December 2022, USD 314 (equivalent to 56,348 shares) were assigned to employees to be delivered in shares. In January and April 2023, 16,904 shares were delivered in each installment (equivalent to USD 94 each) while the remaining shares vested in May 2024 and were delivered in August 2024 (Note 30).

In April 2023, USD 739 (equivalent to 77,938 shares) were assigned to employees to be delivered in shares. In April 2024 and August 2024, 23,381 shares were delivered to the eligible executives and key employees in each installment (equivalent to USD 221.7 each), while the remaining shares will vest in May 2025 (Note 30).

In November 2023, USD 340 (equivalent to 35,910 shares) were assigned to be delivered in shares. In November 2023 and August 2024, 10,773 shares were delivered to the eligible executives and key employees in each installment (equivalent to USD 102.1 each), while the remaining shares will vest in May 2025 (Note 30).

In August 2024, additional USD 1,279 (equivalent to 87,324 shares) were assigned to employees of which 26,197 shares (equivalent to USD 383.8) were delivered to the eligible executives and key employees, while the remaining shares will vest in installments in May 2025 and May 2026 (Note 30).

As of December 31, 2024, 2023 and 2022, the remaining new shares are held in treasury until their allocation to executives and key employees in accordance with the Management Compensation Plan.

	2024		2023		2022
Treasury shares	Shares	USD	Shares	USD	Shares	USD
At January 1	2,251,123	4,322	2,396,015	4,600	2,485,445	4,772
Transfer of treasury shares to executives and key employees	(118,798)	(228)	(144,892)	(278)	(89,430)	(172)
At December 31	2,132,325	4,094	2,251,123	4,322	2,396,015	4,600

b) Share premium

As of December 2024, 2023 and 2022, Share premium amounted to USD 183,430.

c) Other reserves

The movements of Other reserves of the owners of the Company is as follows:

	2024	2023	2022
At the beginning of the year	(1,313,888)	(1,314,025)	(1,321,211)
Change in participations (*)	(4,641)	12	6,682
Share-based compensation reserve (Note 30)	1,143	1,055	667
Execution of share-based compensation reserve	(1,033)	(949)	(510)
Hedge reserve net of income tax	(1,249)	—	—
Remeasurement of defined benefit obligations net for income tax	(14)	19	347
	(1,319,682)	(1,313,888)	(1,314,025)

(*) This consists mainly in change in participations in CASA, see Note 25 e).

25       Equity (Cont.)

d) Other comprehensive income / (loss)

The movements of the reserve of other comprehensive income / (loss) for the year of the owners of the parent is as follows:

						Transfer from
		Remeasurement		Share of other	Income	shareholders
	Currency	of defined		comprehensive	Tax	equity – currency
	translation	benefit	Cash flow	loss from	effect	translation
	adjustments	obligations (*)	hedge (*)	associates	(*)	differences	Total

Balances at January 1, 2024	(505,015)	532	—	(41,239)	(115)	63,402	(482,435)
Other comprehensive income/(loss) for the year	366,362	(3)	(1,643)	19	383	—	365,118
For the year ended December 31, 2024	(138,653)	529	(1,643)	(41,220)	268	63,402	(117,317)

Balances at January 1, 2023	(273,378)	520	—	(41,169)	(122)	63,402	(250,747)
Other comprehensive income/(loss) for the year	(231,637)	12	—	(70)	7	—	(231,688)
For the year ended December 31, 2023	(505,015)	532	—	(41,239)	(115)	63,402	(482,435)

Balances at January 1, 2022	(343,837)	120	—	(41,212)	(69)	63,402	(321,596)
Other comprehensive income/(loss) for the year	70,459	400	—	43	(53)	—	70,849
For the year ended December 31, 2022	(273,378)	520	—	(41,169)	(122)	63,402	(250,747)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations and cash flow hedge. The movement was recognized as other comprehensive income / (loss) of other reserves.

25       Equity (Cont.)

e) Non – controlling interest

The movements of the non- controlling interest for the year is as follows:

	2024	2023	2022
At the beginning of the year	78,929	146,274	303,877
Shareholder contributions (1)	—	9,424	24,170
Income / (loss) for the year	25,238	(13,039)	(2,531)
Redemption of preferred shares (f)	—	—	(182,336)
Other comprehensive income / (loss)
Currency translation	99,841	(50,047)	20,646
Remeasurement of defined benefit obligations	(10)	(20)	616
Cash flow hedge	(1,874)	—	—
Reserve for income tax	441	5	(104)
	98,398	(50,062)	21,158
Changes in non-controlling interest
Changes in the participations –acquisitions (2)	(26,499)	(12)	(6,682)
Dividends paid (3)	(27,380)	(13,656)	(11,382)
	(53,879)	(13,668)	(18,064)
Non-controlling interest at the end of the year	148,686	78,929	146,274

(1) Corresponds mainly to contributions made by the non-controlling interest in ICAB.

(2) As of December 31, 2024 mainly corresponds to an acquisition performed in October 2024 when Cedicor S.A. purchased for USD 30,949 the participation of the non-controlling interest, becoming the owner of 100% of Corporación America S.A.’s shares. In 2022, corresponds mainly to contributions of Cedicor S.A. in CASA capitalized on December 1, 2022, increasing its participation from 97.2% to 97.22%.

(3) As of December 31, 2024, dividend payments approved during the year to non-controlling interest for USD 12,435 remain pending.

f) Redemption of preferred shares

On March 10, 2022, an extraordinary general meeting of AA2000 approved the redemption of the preferred shares, the reduction of the capital stock and the amendment of Article 2.01 of AA2000’s bylaws. The total redemption value amounted ARS 17,225,719,240 (equivalent to approximately USD 155.2 million), which adjusted by inflation as of December 31, 2022 amounts to ARS 32,302,581,376 (equivalent to approximately USD 182.3 million).

As of December 31, 2022, the preferred shares were fully settled in cash by AA2000. The payments adjusted by inflation since the date of each disbursement amounts to ARS 30,476,665,719 (equivalent to approximately USD 172.0 million).